Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease right-of-use assets	$ 1,740	$ 465
Current maturities of operating leases	436	364
Long-term operating lease liabilities	$ 1,306	$ 17
Weighted average remaining lease term (in years)	5 years 6 months	1 year 1 month 6 days
Weighted average discount rate	9.40%	5.80%